Segment and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of revenue
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Revenue
Product sale - Bitcoin mining machines and related accessories	$7,951,296	$89,919,400	$307,126,878
Product sale - Telecommunication	1,725,982	3,336,413	3,729,529
Service - Management and maintenance	9,327,023	15,804,253	8,185,386
	$19,004,301	$109,060,066	$319,041,793

Schedule of geographic region
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Geographic region
Revenue
Mainland China	$18,962,130	$95,373,150	$291,523,362
United States of America	9,338	1,407,546	6,713,837
Hong Kong	-	1,673,300	18,800,733
Other foreign countries	32,833	10,606,070	2,003,861
	$19,004,301	$109,060,066	$319,041,793